UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21274
                                                     ---------

               Columbia Management Multi-Strategy Hedge Fund, LLC
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Financial Center
                                Boston, MA 02111
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Michelle Rhee, Esq.
                  c/o Bank of America Investment Advisors, Inc.
                              One Financial Center
                                Boston, MA 02111
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-772-3672
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                   Date of reporting period: December 31, 2008
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


               Columbia Management Multi-Strategy Hedge Fund, LLC

                       Schedule of Investments (unaudited)

                                December 31, 2008


                                                                                                                  % OF
                                                                                                                MEMBERS'
INVESTMENTS IN PORTFOLIO FUNDS                                        COST (a)                 FAIR VALUE       CAPITAL
------------------------------                                        --------                 ----------       -------
DISTRESSED
Anchorage Capital Partners, L.P.                                   $ 12,615,000              $ 11,725,887         2.66%
Anchorage Short Credit Fund, L.P.                                     3,892,672                 6,058,950         1.37
Blackstone Real Estate Special Situations Fund, L.P.                    713,119                   651,754         0.15
Blue Mountain Credit Alternatives Fund, L.P. (b)                     10,195,000                 9,419,571         2.14
D.B. Zwirn Special Opportunities Fund, L.P. (c)                       4,300,000                 2,847,134         0.65
Greywolf Capital Partners II, L.P. (d)                                7,900,000                 5,783,897         1.31
GSO Liquidity Partners, L.P.                                          3,900,000                 1,336,078         0.30
Harbinger Capital Partners Special Situations Fund, L.P. (e)         10,745,000                 5,466,763         1.24
King Street Capital, L.P.                                             7,740,809                10,016,043         2.27
Marathon Distressed Subprime Fund, L.P.                               8,450,000                 6,490,276         1.48
Redwood Domestic Fund, L.P.                                          10,675,000                 8,496,553         1.93
Silver Point Capital Fund, L.P.                                      11,200,000                 9,983,358         2.26
TCW Special Mortgage Credits Fund II, L.P.                            8,446,402                 7,109,631         1.61
                                                                   ------------              ------------        -----
TOTAL DISTRESSED                                                    100,773,002                85,385,895        19.37
                                                                   ------------              ------------        -----

EVENT DRIVEN
Elliott Associates, L.P.                                              2,600,000                 5,502,195         1.25
Magnetar Capital, L.P. (f)                                           13,625,000                10,129,156         2.30
Perry Partners, L.P.                                                 12,867,386                11,361,449         2.58
Seneca Capital, L.P. (g)                                             13,384,682                10,350,473         2.35
                                                                   ------------              ------------        -----
TOTAL EVENT DRIVEN                                                   42,477,068                37,343,273         8.48
                                                                   ------------              ------------        -----

LONG AND/OR SHORT EQUITY
Adelphi Europe Partners, L.P.                                         5,682,366                 5,281,040         1.20
Alson Signature Fund, L.P.                                           10,219,243                 9,235,991         2.10
Black Bear Fund I, L.P.                                               8,294,992                 6,358,476         1.44
Blue Harbour Strategic Value Partners, L.P.                           4,000,000                 2,964,962         0.67
Broad Peak Fund, L.P.                                                 2,000,000                 1,840,968         0.42
Cavalry Technology, L.P.                                             13,965,647                13,674,125         3.10
Citadel Wellington, LLC (h)                                          15,700,000                 7,178,907         1.63
Conatus Capital Partners, L.P.                                        2,100,000                 1,735,354         0.39
Egerton Capital Partners, L.P.                                       10,100,000                 8,680,650         1.97
Elm Ridge Capital Partners, L.P.                                     11,805,838                12,769,499         2.90
Empire Capital Partners Enhanced Fund, L.P.                          13,087,024                10,763,770         2.44

               Columbia Management Multi-Strategy Hedge Fund, LLC

                                December 31, 2008


                                                                                                                  % OF
                                                                                                                MEMBERS'
INVESTMENTS IN PORTFOLIO FUNDS (CONTINUED)                            COST (a)                 FAIR VALUE       CAPITAL
------------------------------------------                            --------                 ----------       -------
LONG AND/OR SHORT EQUITY (CONTINUED)
Galante Partners, L.P.                                             $ 11,742,091              $ 14,648,648         3.32%
Greenlight Capital Qualified, L.P.                                      700,000                 1,422,514         0.32
Impala Alternative Energy Fund, L.P.                                  1,550,000                   867,064         0.20
Impala Fund, L.P.                                                     8,950,000                 6,687,789         1.52
Impala Transportation Fund, L.P.                                      2,475,000                 2,351,119         0.53
Indus Japan Fund, L.P.                                                2,400,000                 3,514,489         0.80
Kingsford Capital Partners, L.P.                                      5,791,628                 7,798,839         1.77
Montrica Global Opportunities Fund, L.P.                              5,900,000                 4,195,848         0.95
Passport II, L.P. (i)                                                10,100,000                 4,770,327         1.08
Scout Capital Partners II LP                                         12,396,209                12,764,496         2.90
Seasons Aggressive Fund, L.P.                                        15,823,626                13,393,248         3.04
Spring Point Contra Partners, L.P.                                    4,706,213                 6,692,984         1.52
Thruway Partners, L.P.                                               13,786,995                14,202,803         3.22
Tosca (j)                                                             7,682,500                 2,970,412         0.67
Tosca Asia (h)                                                        4,100,000                 2,533,178         0.57
Tremblant Concentrated Fund, L.P.                                     2,677,150                 1,370,656         0.31
Tremblant Partners, L.P.                                              7,683,615                 6,574,083         1.49
Trian Partners, L.P.                                                 11,000,000                 9,674,814         2.19
Viking Global Equities Fund, L.P.                                     3,600,000                 3,710,879         0.84
                                                                   ------------              ------------        -----
TOTAL LONG AND/OR SHORT EQUITY                                      230,020,137               200,627,932        45.50
                                                                   ------------              ------------        -----

MULTI-ARBITRAGE
Canyon Value Realization Fund, L.P. (k)                              12,551,734                10,560,517         2.40
HBK Fund, L.P. (l)                                                    6,773,877                 5,964,665         1.35
OZ Domestic Partners, L.P.                                           12,215,226                12,297,000         2.79
Sandelman Partners Multi-Strategy Fund, L.P. (m)                      4,134,367                 2,259,699         0.51
Stark Investments, L.P.                                              13,022,119                11,427,666         2.59
SuttonBrook Capital Partners, L.P.                                    9,075,698                10,549,011         2.39
                                                                   ------------              ------------        -----
TOTAL MULTI-ARBITRAGE                                                57,773,021                53,058,558        12.03
                                                                   ------------              ------------        -----

               Columbia Management Multi-Strategy Hedge Fund, LLC

                                December 31, 2008


                                                                                   % OF
                                                                                  MEMBERS'
                                               COST (a)         FAIR VALUE        CAPITAL
                                               --------         ----------        -------

TOTAL INVESTMENTS IN PORTFOLIO FUNDS        $431,043,228       $376,415,657        85.38%
                                            ------------       ------------       ------

Other assets, less liabilities                                 $ 64,440,289        14.62%
                                                               ------------       ------

MEMBERS' CAPITAL                                               $440,855,946       100.00%
                                                               ============       ======

The investments in Portfolio Funds shown above, representing 85.38% of Members' Capital, have been fair valued in accordance with procedures established by the Board of Directors.

The Fund's investments on December 31, 2008 are summarized below based on the investment strategy of each specific Portfolio Fund.

                                                              % OF TOTAL
                                                            INVESTMENTS IN
                      INVESTMENT STRATEGY                   PORTFOLIO FUNDS
                                                            ---------------
                      Long and/or Short Equity                   53.30%
                      Distressed                                 22.68
                      Multi-Arbitrage                            14.10
                      Event Driven                                9.92
                                                                -------
                      TOTAL                                     100.00%
                                                                =======

(a) The aggregate cost of investments in Portfolio Funds for tax purposes was approximately $469,311,000. Net unrealized depreciation on investments for tax purposes was $92,895,343 consisting of $12,800,396 of gross unrealized appreciation, and $105,695,739 of gross unrealized depreciation.

(b) The Portfolio Fund instituted a recapitalization plan by offering new classes with extended lock-ups. The Fund exchanged its interest in Class R to Class A1 that provides annual liquidity. The next available redemption date will be December 31, 2009.

(c) The Portfolio Fund is liquidating its assets and is in the process of returning capital to its partners.

(d) As a result of significant withdrawal requests, the Portfolio Fund elected not to invoke the 20% fund-level gate. Withdrawing investors were provided the option to receive their withdrawal requests as a distribution-in-kind or through a liquidating trust. The Fund has selected to receive its withdrawal proceeds through a liquidating trust.

(e) The Portfolio Fund transferred assets held in a non-segregated form at an illiquid broker-dealer into a reserve account.

(f) The Portfolio Fund invoked the mandatory 15% fund-level gate on withdrawals.

(g) Although the Portfolio Fund received a significant amount of withdrawal requests, it did not invoke the 20% fund-level gate. The Portfolio Fund created a liquidating vehicle for those partners who requested a December 31, 2008 withdrawal.

(h) The Portfolio Fund has temporarily suspended withdrawals.

(i) The Portfolio Fund transferred securities that were illiquid in the amount of 15% of the net assets of the Portfolio Fund into a special purpose vehicle.

(j) As a result of significant withdrawal requests, the Portfolio Fund implemented a reorganization plan which included an ongoing class and a liquidation option. The Fund selected the liquidation option.

(k) The Portfolio Fund has restricted redemption rights by creating a liquidating entity to hold its illiquid assets. As of December 31, 2008, the Funds remaining investment in the Portfolio Fund is illiquid.

(l) The Portfolio Fund invoked the mandatory 10% fund-level gate on withdrawals.

(m) As a result of significant withdrawal requests, the Portfolio Fund implemented a reorganization plan which included an ongoing class and a liquidation option. The Fund selected the liquidation option.


VALUATIONS
----------

The investments in portfolio funds ("Portfolio Funds") of Columbia Management Multi-Strategy Hedge Fund, LLC (the "Fund") are valued by Bank of America Investment Advisors, Inc. (the "Adviser") as of the close of business on the last business day of each month in accordance with policies and procedures approved by the Board of Directors of the Fund. The Fund's investments in Portfolio Funds may be subject to limitations on redemptions, including the assessment of early redemption fees. In addition, market quotations for such interests are not available. As a result, the Fund's investments in Portfolio Funds are valued at fair value, which normally will be the value determined by the Portfolio managers or administrators of the Portfolio Funds. Such value of the Fund's interest in a Portfolio Fund generally represents the Fund's proportionate share of the net assets of the Portfolio Fund. The value of the Fund's investments in Portfolio Funds is generally increased by additional contributions to the Portfolio Funds and the Fund's share of net earnings from the Portfolio Funds and decreased by withdrawals and the Fund's share of net losses from the Portfolio Funds. The Fund, the Adviser and Grosvenor Capital Management, L.P. (the "Subadviser") rely upon audited and unaudited reports and estimates prepared by or for the Portfolio Fund and any other information that they may receive from the Portfolio Fund, which may be subject to adjustment by the Portfolio Fund or its Portfolio manager or administrator. The values assigned to the Fund's investments in Portfolio Funds may not represent amounts that would ultimately be realized, as such amounts depend on future circumstances and cannot be determined until the liquidation of the Fund's interest in the Portfolio Fund. The estimated value of the Fund's interests in Portfolio Funds may differ significantly from the value received upon liquidation. The Fund, the Adviser and the Subadviser will not be able to confirm independently the accuracy of the valuations provided by the Portfolio Funds or their Portfolio managers or administrators.

Portfolio Funds, or their Portfolio managers or administrator, generally use an independent pricing source to value the funds' securities. Securities with no readily available market value are initially valued at cost, with subsequent adjustments to values, which reflect either meaningful third-party transactions in the private market, or fair value deemed appropriate by the Portfolio Fund or its Portfolio manager or administrator. In such instances, consideration may also be given to the financial condition and operating results of the issuer, the amount that the Portfolio Funds can reasonably expect to realize upon the sale of the securities and other factors deemed relevant by the Portfolio Funds or its Portfolio manager or administrator.

Some of the Portfolio Funds may invest all or a portion of their assets in illiquid securities and may hold all or a portion of these investments separately from the rest of their portfolio. These separate baskets of illiquid securities (the "side pockets") may be subject to restrictions on liquidation that are stricter than the liquidity restrictions applicable to general interests in the Portfolio Fund. If the Fund liquidates its interest from such a Portfolio Fund, it may be required to maintain the side pocket investments for an extended period of time and retain its interests in the Portfolio Fund. In instances, where such a Portfolio Fund closes its operations, the Fund may receive an 'in kind' distribution and fully remove its interests from the Portfolio Fund. The value of the side pockets may fluctuate significantly. As of December 31, 2008, the Fund's investments in side pockets are immaterial in relation to the Fund's net assets.

               COLUMBIA MANAGEMENT MULTI-STRATEGY HEDGE FUND, LLC

VALUATIONS (CONTINUED)
----------------------

In general, most of the Portfolio Funds in which the Fund invests provide for periodic withdrawals of capital ranging from monthly to annually and, in some cases, have lock up provisions under which the Fund may not withdraw capital for a specified period after the date of its contribution, which may be up to three years. The governing documents of Portfolio Funds generally provide that the Portfolio Fund may suspend, limit or delay the right of its investors, such as the Fund, to withdraw capital.


ACCOUNTING PRONOUNCEMENTS
-------------------------

In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on April 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset tor paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

    o Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

    o Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

    o Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No. 157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund investments are measured at December 31, 2008:

               COLUMBIA MANAGEMENT MULTI-STRATEGY HEDGE FUND, LLC

ACCOUNTING PRONOUNCEMENTS (CONTINUED)
-------------------------------------

COLUMBIA MANAGEMENT MULTI-STRATEGY HEDGE FUND, LLC
--------------------------------------------------


                                           Level 1         Level 2             Level 3                 Total
                                        --------------    ----------     --------------------    -------------------

Investments in Portfolio Funds          $           --    $       --      $ 376,415,657           $ 376,415,657
                                        --------------    ----------     --------------------    -------------------

TOTAL                                   $           --    $       --      $ 376,415,657           $ 376,415,657
                                        --------------    ----------     --------------------    -------------------

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:


           BEGINNING BALANCE AS OF 3/31/08                   $274,443,252
           Realized gain/(loss)                                (4,663,387)
           Change in unrealized
           appreciation/(depreciation)                        (97,732,263)
           Net purchases/sales                                204,368,054
           Net transfers in and/or out of Level 3                      --
                                                             ------------
           ENDING BALANCE AS OF 12/31/08                     $376,415,657
                                                             ============



For information on the Fund's other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Columbia Management Multi-Strategy Hedge Fund, LLC
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ David R. Bailin
                         -------------------------------------------------------
                           David R. Bailin, President
                           (principal executive officer)

Date         February 27, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ David R. Bailin
                         -------------------------------------------------------
                           David R. Bailin, President
                           (principal executive officer)

Date         February 27, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Steven L. Suss
                         -------------------------------------------------------
                           Steven L. Suss, Treasurer and Senior Vice President (principal financial officer)

Date         February 27, 2009
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.